Lease (Details) - Schedule of components of finance leases obligation - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance lease cost:
Depreciation	$ 47,818	$ 47,819
Interest on lease liabilities	1,435	4,450
Operating lease cost	349,031	425,280
Short-term lease cost	85,598	86,125
Variable lease cost
Sublease income
Total lease cost	483,882	563,674
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	369,505	450,807
Financing cash flows from finance leases	49,358	53,846
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 549,596
Weighted-average remaining lease term – finance leases		10 months 24 days
Weighted-average remaining lease term – operating leases	1 year 1 month 6 days	1 year
Weighted-average discount rate – finance leases	2.50%	2.50%
Weighted-average discount rate – operating leases	8.00%	8.00%